Document and Entity Information	Sep. 10, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 10, 2020
Entity Registrant Name	GOLDFIELD CORP
Entity Central Index Key	0000042316
Entity Incorporation, State or Country Code	DE
Entity File Number	1-7525
Entity Tax Identification Number	88-0031580
Entity Address, Address Line One	1684 West Hibiscus Blvd
Entity Address, City or Town	Melbourne
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32901
City Area Code	321
Local Phone Number	724-1700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, par value $0.10 per share
Trading Symbol	GV
Security Exchange Name	NYSEAMER